OTHER (GAINS) AND LOSSES (Tables)	12 Months Ended
Mar. 31, 2022
Analysis of income and expense [abstract]
Schedule of other gains and losses

	2022	2021
Impairment of non-financial assets	$—	$103.5
Net gain on foreign currency exchange differences	(0.9)	(17.2)
Cloud computing transition adjustment	13.4	—
Remeasurement of royalty obligations	(23.8)	(12.7)
Remeasurement of contingent consideration arising on business combinations	(11.4)	—
Other	(14.3)	18.1
Other (gains) and losses	$(37.0)	$91.7